Restatement	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Restatement

13. Restatement

The Company’s cash flow statement for the year ended December 31, 2020, omitted the impact of cash flows on operating and financing activities for the treatment of the PPP loan (see Note 8).

The effects of the adjustments on the Company’s previously issued financial statements for the year ended December 31, 2020 are summarized as follows:

	Originally	Restatement	As
	Reported	Adjustment	Restated
Operating Activities
Adjustments to reconcile net income to net cash provided by operating activities
Gain on forgiveness of PPP loan	$—	$(609,500)	$(609,500)
Net cash provided by operating activities	1,308,653	(609,500)	699,153

Financing Activities
Proceeds from PPP Loan	—	609,500	609,500
Net cash (used in)_provided by financing activities	$(456,959)	$609,500	$152,541